SCHEDULE OF SEVERAL KEY METRICS INCLUDED IN NET LOSS AND TOTAL ASSETS (Details) - USD ($)	3 Months Ended							9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Cash	$ 1,948,271			$ 3,633				$ 1,948,271
Gross profit	884							884
Operating expenses	(1,146,381)				(215,256)			(17,502,751)	(543,149)
Other expenses, net	(704,996)							(2,271,247)
Income tax expense					(1,013)				(1,013)
Net loss	$ (1,850,493)	$ (1,981,293)	$ (15,941,328)	$ (765,710)	$ (216,269)	$ (96,923)	$ (230,970)	$ (19,773,114)	$ (544,162)